Operating Costs and Non-underlying Items - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-underlying Items [Line Items]
Gain on business disposal		€ 57	€ 4,331
Impairment of goodwill		18
Non-Current Assets Held for Sale [member]
Non-underlying Items [Line Items]
Impairment of goodwill		€ 18
Legal Cases in Relation to Investigations [Member]
Non-underlying Items [Line Items]
Litigation charges	€ 87